CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items as of December 31:

	2019	2018

Cash and cash equivalents at banks and on hand	932	756
Cash equivalents with original maturity of less than three months	318	1,052
Cash and cash equivalents	1,250	1,808
Less overdrafts	(46)	(17)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,204	1,791